                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                           WASHINGTON, D.C. 20549

                                  FORM 13F

        INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
   TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

     Report for the Calendar Year or Quarter Ended: September 30, 1999

               (PLEASE READ INSTRUCTIONS BEFORE PREPARING FORM.)

If amended report, check here: / /

                    White Mountains Services Corporation
         (formerly known as Source One Mortgage Services Corporation)
-------------------------------------------------------------------------------
Name of Institutional Investment Manager

   27555 Farmington Road          Farmington Hills       MI          48334
-------------------------------------------------------------------------------
Business Address       (Street)     (City)          (State)           (Zip)

Michael S. Paquette  (603) 640-2205                Authorized Representative*
-------------------------------------------------------------------------------
Name, Phone No., and Title of Person Duly          *Power of Attorney on File
Authorized to Submit This Report.

                                  ATTENTION
            INTENTIONAL MISSTATEMENTS OR OMISSIONS OF FACTS CONSTITUTE
                         FEDERAL CRIMINAL VIOLATIONS.
                  SEE 18 U.S.C. 1001 AND 15 U.S.C. 78ff(a).

    The institutional investment manager submitting this Form and its attachments are the person by whom it is signed represent hereby that all information contained therein is true, correct and complete. It is understood that all required items, statements and schedules are considered integral parts of this Form and that the submission of any amendment represents that all unamended items, statements and schedules remain true, correct and complete as previously submitted.

    Pursuant to the requirements of Securities Exchange Act of 1934, the undersigned institutional investment manager has caused this report to be signed on its behalf in the City of Hanover and State of New Hampshire on the 11th day of November, 1999.

                                        White Mountains Services Corporation
                                    ------------------------------------------
                                    (Name of Institutional Investment Manager)


                                    ------------------------------------------
                                    (Manual Signature of Person Duly Authorized
                                                to Submit This Report)

Name and 13F file numbers of ALL Institutional Investment Managers with respect to which this schedule is filled (other than the one filing this report): (LIST IN ALPHABETICAL ORDER).

13F File Numbers will be assigned to Institutional Investment Managers after they file their first report.

Name:                                     13F File No.          Name:                                     13F File No.
----------------------------------------  ------------------    ----------------------------------------  ------------------
1.                                                              5.
----------------------------------------  ------------------    ----------------------------------------  ------------------
2.                                                              6.
----------------------------------------  ------------------    ----------------------------------------  ------------------
3.                                                              7.
----------------------------------------  ------------------    ----------------------------------------  ------------------
4.                                                              8.
----------------------------------------  ------------------    ----------------------------------------  ------------------

WHITE MOUNTAINS SERVICES CORPORATION (FORMERLY KNOWN AS SOURCE ONE MORTGAGE SERVICES CORPORATION)


November 11, 1999



Securities and Exchange Commission
Washington, DC


A report on Form 13F for the Quarter Ended September 30, 1999 has been filed by White Mountains Insurance Group, Inc. (formerly known as Fund American Enterprises Holdings, Inc.) with respect to securities over which White Mountains Services Corporation (formerly known as Source One Mortgage Services Corporation) has investment discretion.